Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	¥ (37,176)		¥ (25,973)		¥ (38,144)		¥ (26,105)
Other comprehensive income (loss) before reclassifications	8,064		(60,849)		8,027		(52,427)
Reclassifications out of accumulated other comprehensive income (loss)	606	[1]	(1,884)	[2]	1,611	[1]	(10,174)	[3]
Net change during the period	8,670		(62,733)		9,638		(62,601)
Balance at end of period	(28,506)		(88,706)		(28,506)		(88,706)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	14,982		(26,958)		18,316		(26,274)
Other comprehensive income (loss) before reclassifications	8,663		(17,731)		5,268		(18,395)
Reclassifications out of accumulated other comprehensive income (loss)		[1]	(1,792)	[2]	61	[1]	(1,812)	[3]
Net change during the period	8,663		(19,523)		5,329		(20,207)
Balance at end of period	23,645		(46,481)		23,645		(46,481)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	(43,468)		(60,263)		(43,477)		(62,571)
Other comprehensive income (loss) before reclassifications	176		(277)		(358)		1,051
Reclassifications out of accumulated other comprehensive income (loss)	299	[1]	1,359	[2]	842	[1]	2,339	[3]
Net change during the period	475		1,082		484		3,390
Balance at end of period	(42,993)		(59,181)		(42,993)		(59,181)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	(8,690)		61,248		(12,983)		62,740
Other comprehensive income (loss) before reclassifications	(775)		(42,841)		3,117		(35,083)
Reclassifications out of accumulated other comprehensive income (loss)	307	[1]	(1,451)	[2]	708	[1]	(10,701)	[3]
Net change during the period	(468)		(44,292)		3,825		(45,784)
Balance at end of period	¥ (9,158)		¥ 16,956		¥ (9,158)		¥ 16,956

[1]	Reclassifications out of accumulated other comprehensive income were not significant.
[2]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[3]	Change in own credit adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2020 includes reclassification adjustment of ¥12,846 million recognized in Revenue—Net gain on trading. The amount of Income tax expense allocated to this reclassification adjustment is ¥2,145 million. See Note 2 “Fair value measurements” for further information.